Segments and Geographical Information - Schedule of Revenues, Gross Profit and Assets for Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues, Gross Profit and Assets for Operating Segments [Line Items]
Revenues from external customers	$ 39,949	$ 44,179	$ 41,511
Cost of revenues, net of allowance	30,019	34,800	31,967
Allowance for slow inventory	636	170	484
Gross profit	9,294	9,209	9,060
Allocated operating expenses	7,058	6,083	6,410
Unallocated operating expenses	797	676	721
Operating Income (loss)	1,439	2,450	1,929
Financial expenses	139	441	647
Income before taxes on income	1,300	2,009	1,282
Tax on income	(1,000)	4	6
Net Income	2,300	2,005	1,276
RFID Division [Member]
Schedule of Revenues, Gross Profit and Assets for Operating Segments [Line Items]
Revenues from external customers	12,877	13,713	15,318
Cost of revenues, net of allowance	9,344	10,534	11,540
Allowance for slow inventory
Gross profit	3,533	3,179	3,778
Allocated operating expenses	3,257	2,150	2,535
Operating Income (loss)	276	1,029	1,243
Intelligent Robotics [Member]
Schedule of Revenues, Gross Profit and Assets for Operating Segments [Line Items]
Revenues from external customers	1,410	1,742	961
Cost of revenues, net of allowance	1,079	1,557	1,120
Allowance for slow inventory
Gross profit	331	185	(159)
Allocated operating expenses	274	258	425
Operating Income (loss)	57	(73)	(584)
Supply Chain Solutions [Member]
Schedule of Revenues, Gross Profit and Assets for Operating Segments [Line Items]
Revenues from external customers	25,829	28,845	25,232
Cost of revenues, net of allowance	19,763	22,830	19,307
Allowance for slow inventory	636	170	484
Gross profit	5,430	5,845	5,441
Allocated operating expenses	3,527	3,675	3,450
Operating Income (loss)	1,903	2,170	1,991
Intercompany [Member]
Schedule of Revenues, Gross Profit and Assets for Operating Segments [Line Items]
Revenues from external customers	(167)	(121)
Cost of revenues, net of allowance	(167)	(121)
Allowance for slow inventory
Gross profit
Allocated operating expenses
Operating Income (loss)